UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS — 8.9%
$496,250	Abe Investment Holdings, Inc. 6.563% (US LIBOR+450 basis points), 2/19/2026[1,2,3]	$495,424
2,792,330	AECOM 3.804% (US LIBOR+175 basis points), 3/13/2025[1,3]	2,804,994
1,428,257	Alliant Holdings Intermediate LLC 5.054% (US LIBOR+300 basis points), 5/10/2025[1,2,3]	1,406,840
497,500	AMC Entertainment Holdings, Inc. 5.230% (US LIBOR+300 basis points), 4/22/2026[1,2,3]	500,055
1,237,375	American Airlines, Inc. 3.804% (US LIBOR+175 basis points), 6/27/2025[1,2,3]	1,226,461
797,945	AmWINS Group, Inc. 3.750% (US LIBOR+275 basis points), 1/25/2024[1,2,3]	799,382
496,232	Amynta Agency Borrower, Inc. 6.544% (US LIBOR+450 basis points), 2/28/2025[1,2,3]	483,414
897,750	Ancestry.com Operations, Inc. 6.300% (US LIBOR+425 basis points), 8/27/2026[1,2,3]	879,795
248,747	AppLovin Corp. 5.794% (US LIBOR+350 basis points), 8/15/2025[1,3]	248,955
767,172	Ascend Learning LLC 5.044% (US LIBOR+300 basis points), 7/12/2024[1,2,3]	765,373
225,000	Asurion LLC 8.544% (US LIBOR+650 basis points), 8/4/2025[1,2,3]	228,909
795,090	Avolon TLB Borrower 1 U.S. LLC 3.794% (US LIBOR+200 basis points), 1/15/2025[1,2,3]	799,030
495,288	Axalta Coating Systems U.S. Holdings, Inc. 4.080% (US LIBOR+175 basis points), 6/1/2024[1,2,3]	496,137
1,089,489	BCP Raptor LLC 6.294% (US LIBOR+425 basis points), 6/30/2024[1,2,3]	1,004,236
982,500	Belron Finance U.S. LLC 4.709% (US LIBOR+250 basis points), 11/7/2024[1,2,3]	986,798
1,240,630	Brookfield WEC Holdings, Inc. 5.544% (US LIBOR+350 basis points), 8/1/2025[1,2,3]	1,246,138
744,318	Caesars Resort Collection LLC 4.794% (US LIBOR+275 basis points), 12/22/2024[1,2,3]	740,273
875,000	California Resources Corp. 6.794% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	783,125
498,750	Calpine Corp. 4.860% (US LIBOR+275 basis points), 4/1/2026[1,2,3]	500,653
1,451,183	CEOC LLC 4.112% (US LIBOR+200 basis points), 10/6/2024[1,2,3]	1,452,090
1,567,125	Citadel Securities LP 5.544% (US LIBOR+350 basis points), 2/27/2026[1,2,3]	1,573,981
248,750	ConvergeOne Holdings, Inc. 7.044% (US LIBOR+500 basis points), 1/4/2026[1,2,3]	224,870

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$718,046	Covia Holdings Corp. 6.313% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	$589,369
498,750	Datto, Inc. 6.294% (US LIBOR+425 basis points), 4/2/2026[1,2,3]	499,997
525,000	Dcert Buyer, Inc. 4.000% (US LIBOR+400 basis points), 8/8/2026[1,2,3,4,5]	524,016
863,518	Dell International LLC 4.050% (US LIBOR+200 basis points), 9/19/2025[1,2,3,4,5]	868,609
715,000	Diamond Sports Group LLC 4.700% (US LIBOR+325 basis points), 8/24/2026[1,2,3]	720,141
1,000,000	Dun & Bradstreet Corp. 7.054% (US LIBOR+500 basis points), 2/8/2026[1,2,3]	1,007,410
500,000	Ellie Mae, Inc. 6.172% (US LIBOR+400 basis points), 4/16/2026[1,2,3]	501,460
375,000	Emerald TopCo, Inc. 5.544% (US LIBOR+350 basis points), 7/26/2026[1,2,3]	374,531
275,000	Ensemble RCM LLC 6.003% (US LIBOR+375 basis points), 8/1/2026[1,3]	275,373
1,429,200	Envision Healthcare Corp. 5.794% (US LIBOR+375 basis points), 10/10/2025[1,2,3]	1,170,601
1,391,718	Flex Acquisition Co., Inc. 5.569% (US LIBOR+325 basis points), 6/29/2025[1,2,3]	1,343,877
1,625,913	GGP Nimbus LP 4.544% (US LIBOR+250 basis points), 8/24/2025[1,2,3]	1,606,354
1,687,311	Grosvenor Capital Management Holdings LLLP 4.794% (US LIBOR+275 basis points), 3/29/2025[1,2,3]	1,691,006
500,000	Harbor Freight Tools USA, Inc. 4.544% (US LIBOR+250 basis points), 8/16/2023[1,2,3]	486,605
500,000	Helix Gen Funding LLC 5.794% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	479,555
746,203	Hyperion Insurance Group Ltd. 5.625% (US LIBOR+350 basis points), 12/20/2024[1,2,3,6]	747,863
1,339,721	Inmar, Inc. 6.104% (US LIBOR+400 basis points), 5/1/2024[1,2,3]	1,268,273
994,975	Jane Street Group LLC 5.044% (US LIBOR+300 basis points), 8/25/2022[1,2,3]	993,731
600,000	Janus International Group LLC 5.794% (US LIBOR+375 basis points), 2/15/2025[1,2,3]	595,125
497,500	JBS USA LUX S.A. 4.612% (US LIBOR+250 basis points), 5/1/2026[1,2,3,6]	500,403
324,588	KAR Auction Services, Inc. 2.250% (US LIBOR+225 basis points), 9/19/2026[1,2,3]	326,516
375,000	Kestrel Bidco, Inc. 4.000% (US LIBOR+300 basis points), 10/8/2026[1,2,3,4,5,6]	378,253

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,240,554	KFC Holding Co. 3.791% (US LIBOR+175 basis points), 4/3/2025[1,2,3]	$1,244,431
1,440,065	McAfee LLC 5.866% (US LIBOR+375 basis points), 9/29/2024[1,2,3]	1,445,055
796,000	Minotaur Acquisition, Inc. 7.044% (US LIBOR+500 basis points), 3/29/2026[1,2,3]	775,105
	National Mentor Holdings, Inc.
468,406	6.300% (US LIBOR+425 basis points), 3/8/2026[1,2,3]	471,100
29,240	6.300% (US LIBOR+425 basis points), 3/8/2026[1,2,3]	29,408
1,368,125	NeuStar, Inc. 6.544% (US LIBOR+450 basis points), 8/8/2024[1,2,3]	1,348,889
870,000	Nexstar Broadcasting, Inc. 4.807% (US LIBOR+275 basis points), 9/19/2026[1,3]	874,959
841,349	NFP Corp. 5.044% (US LIBOR+300 basis points), 1/8/2024[1,2,3]	827,942
500,000	ON Semiconductor Corp. 2.000% (US LIBOR+200 basis points), 9/19/2026[1,2,3,4,5]	502,815
870,000	Option Care Health, Inc. 6.544% (US LIBOR+450 basis points), 8/6/2026[1,2,3]	870,000
818,766	Peabody Energy Corp. 4.794% (US LIBOR+275 basis points), 3/31/2025[1,2,3]	765,546
573,563	Phoenix Guarantor, Inc. 6.567% (US LIBOR+450 basis points), 3/5/2026[1,2,3]	575,295
293,235	Pike Corp. 5.300% (US LIBOR+325 basis points), 7/24/2026[1,2,3]	294,681
698,250	Project Alpha Intermediate Holding, Inc. 6.560% (US LIBOR+425 basis points), 4/26/2024[1,2,3]	706,105
847,859	Red Ventures, LLC 5.044% (US LIBOR+300 basis points), 11/8/2024[1,2,3]	852,276
1,496,231	Refinitiv U.S. Holdings, Inc. 5.794% (US LIBOR+375 basis points), 10/1/2025[1,2,3]	1,505,897
545,875	RegionalCare Hospital Partners Holdings, Inc. 6.645% (US LIBOR+450 basis points), 11/16/2025[1,2,3]	547,199
1,250,000	Select Medical Corp. 4.850% (US LIBOR+250 basis points), 3/6/2025[1,3]	1,253,906
721,329	Shift4 Payments LLC 0.000% (US LIBOR+450 basis points), 11/30/2024[1,2,3]	722,231
1,237,277	Sinclair Television Group, Inc. 4.300% (US LIBOR+225 basis points), 1/3/2024[1,2,3]	1,242,499
500,000	Travelport Finance Luxembourg Sarl 7.104% (US LIBOR+500 basis points), 5/30/2026[1,2,3,6]	454,107
715,738	U.S. Silica Co. 6.063% (US LIBOR+400 basis points), 5/1/2025[1,3]	679,800

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$572,125	VVC Holding Corp. 6.681% (US LIBOR+450 basis points), 2/11/2026[1,2,3]	$571,590
900,000	WaterBridge Midstream Operating LLC 7.834% (US LIBOR+575 basis points), 6/21/2026[1,2,3]	871,875
1,492,500	WEX, Inc. 4.294% (US LIBOR+225 basis points), 5/17/2026[1,2,3]	1,503,022
235,000	Whatabrands LLC 5.516% (US LIBOR+325 basis points), 8/2/2026[1,2,3]	236,352
	Total Bank Loans
	(Cost $57,969,799)	57,768,086
	BONDS — 78.2%
	ASSET-BACKED SECURITIES — 45.3%
1,000,000	AIMCO CLO Series Series 2015-AA, Class DR, 4.753% (3-Month USD Libor+245 basis points), 1/15/2028[2,3,7]	990,144
	Ally Auto Receivables Trust
2,501,308	Series 2017-3, Class A3, 1.740%, 9/15/2021[2]	2,497,954
958,706	Series 2017-4, Class A3, 1.750%, 12/15/2021[2]	957,201
2,575,000	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	2,576,012
	Annisa CLO Ltd.
2,000,000	Series 2016-2A, Class DR, 5.278% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	1,924,877
1,000,000	Series 2016-2A, Class ER, 8.278% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,7]	938,257
	Apidos CLO
1,000,000	Series 2015-22X, Class E, 9.528% (3-Month USD Libor+725 basis points), 10/20/2027[2,3]	949,108
1,500,000	Series 2018-18A, Class E, 7.978% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,7]	1,410,000
500,000	Series 2017-28A, Class D, 7.778% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,7]	463,953
925,000	Series 2013-12A, Class DR, 4.903% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,7]	871,119
1,500,000	Series 2013-12A, Class ER, 7.703% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	1,371,944
500,000	Series 2013-15A, Class DRR, 4.978% (3-Month USD Libor+270 basis points), 4/20/2031[2,3,7]	475,239
750,000	Series 2013-15A, Class ERR, 7.978% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,7]	703,942
743,422	Ascentium Equipment Receivables Series 2019-1A, Class A1, 2.659%, 4/10/2020[2,7]	743,921

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Avery Point CLO Ltd. Series 2015-7A, Class E, 8.903% (3-Month USD Libor+660 basis points), 1/15/2028[2,3,7]	$489,979
1,000,000	Bain Capital Credit Clo Ltd. Series 2016-2A, Class DR, 6.224% (3-Month USD Libor+410 basis points), 1/15/2029[2,3,7]	1,004,754
	Barings CLO Ltd.
1,875,000	Series 2013-IA, Class DR, 4.828% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	1,836,277
1,000,000	Series 2013-IA, Class ER, 7.478% (3-Month USD Libor+520 basis points), 1/20/2028[2,3,7]	947,504
1,750,000	Series 2017-1A, Class E, 8.300% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,7]	1,672,791
1,500,000	Series 2018-2A, Class C, 5.003% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,7]	1,432,125
250,000	Series 2018-2A, Class D, 7.853% (3-Month USD Libor+555 basis points), 4/15/2030[2,3,7]	229,658
1,000,000	Series 2019-3A, Class E, 9.304% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	976,400
1,250,000	Battalion CLO Ltd. Series 2016-10A, Class CR, 5.733% (3-Month USD Libor+345 basis points), 1/24/2029[2,3,7]	1,245,105
94,724	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.317%, 7/25/2034[2,8]	92,683
	Benefit Street Partners CLO Ltd.
2,625,000	Series 2014-IVA, Class A1RR, 3.528% (3-Month USD Libor+125 basis points), 1/20/2029[2,3,7]	2,629,440
1,250,000	Series 2014-IVA, Class CRR, 6.078% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,7]	1,251,838
500,000	Series 2013-IIA, Class DR, 8.853% (3-Month USD Libor+655 basis points), 7/15/2029[2,3,7]	472,533
750,000	Series 2013-IIIA, Class DR, 8.878% (3-Month USD Libor+660 basis points), 7/20/2029[2,3,7]	708,455
2,100,000	Series 2015-VIA, Class CR, 5.750% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,7]	2,100,649
1,000,000	Series 2017-12A, Class C, 5.353% (3-Month USD Libor+305 basis points), 10/15/2030[2,3,7]	957,828
1,000,000	Series 2017-12A, Class D, 8.713% (3-Month USD Libor+641 basis points), 10/15/2030[2,3,7]	935,427
350,000	Series 2015-8A, Class DR, 7.878% (3-Month USD Libor+560 basis points), 1/20/2031[2,3,7]	315,699
500,000	Series 2018-5BA, Class C, 5.208% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	469,558

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2018-5BA, Class D, 8.228% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	$460,777
	BlueMountain CLO Ltd.
750,000	Series 2013-1A, Class DR, 9.778% (3-Month USD Libor+750 basis points), 1/20/2029[2,3,7]	718,859
500,000	Series 2018-23A, Class E, 7.928% (3-Month USD Libor+565 basis points), 10/20/2031[2,3,7]	472,264
875,000	Series 2019-25A, Class E, 8.986% (3-Month USD Libor+670 basis points), 7/15/2032[2,3,7]	856,961
1,500,000	Series 2016-2A, Class C1R, 6.136% (3-Month USD Libor+400 basis points), 8/20/2032[2,3,7]	1,500,890
	BMW Vehicle Lease Trust
3,530,549	Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	3,534,694
2,768,000	Series 2019-1, Class A2, 2.790%, 3/22/2021[2]	2,776,822
1,350,000	BMW Vehicle Owner Trust Series 2019-A, Class A2, 2.050%, 5/25/2022[2]	1,350,471
2,916,478	Bunker Hill Loan Depositary Trust Series 2019-2, Class A1, 2.879%, 7/25/2049[2,7,9]	2,942,353
1,250,000	Burnham Park Clo Ltd. Series 2016-1A, Class A, 3.708% (3-Month USD Libor+143 basis points), 10/20/2029[2,3,7]	1,251,425
500,000	California Street CLO LP Series 2012-9A, Class D1R2, 5.981% (3-Month USD Libor+370 basis points), 7/16/2032[2,3,7]	498,377
	Capital One Prime Auto Receivables Trust
826,122	Series 2019-1, Class A1, 2.507%, 6/15/2020[2]	827,101
4,600,000	Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	4,623,133
4,700,000	Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	4,701,542
1,000,000	Carbone Clo Ltd. Series 2017-1A, Class C, 4.878% (3-Month USD Libor+260 basis points), 1/20/2031[2,3,7]	935,475
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2015-2A, Class CR, 4.506% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	493,178
3,425,000	Series 2015-4A, Class DR, 8.978% (3-Month USD Libor+670 basis points), 7/20/2032[2,3,7]	3,201,636
1,250,000	Carlyle U.S. CLO Ltd. Series 2019-1A, Class C, 6.318% (3-Month USD Libor+370 basis points), 4/20/2031[2,3,7]	1,250,259
	CarMax Auto Owner Trust
1,821,430	Series 2016-4, Class A3, 1.400%, 8/15/2021[2]	1,817,226
2,457,604	Series 2018-4, Class A2A, 3.110%, 2/15/2022[2]	2,468,959
1,085,280	Series 2017-3, Class A3, 1.970%, 4/15/2022[2]	1,084,616

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Carvana Auto Receivables Trust
$1,410,757	Series 2019-2A, Class A1, 2.476%, 7/15/2020[2,7]	$1,411,144
1,834,328	Series 2019-1A, Class A2, 3.010%, 10/15/2021[2,7]	1,839,002
2,600,000	Series 2019-2A, Class A2, 2.600%, 1/18/2022[2,7]	2,602,015
1,825,000	Catamaran CLO Ltd. Series 2014-2A, Class C, 5.800% (3-Month USD Libor+350 basis points), 10/18/2026[2,3,7]	1,825,593
	CIFC Funding Ltd.
500,000	Series 2012-2RA, Class A1, 3.078% (3-Month USD Libor+80 basis points), 1/20/2028[2,3,7]	498,701
500,000	Series 2013-4A, Class ERR, 7.706% (3-Month USD Libor+545 basis points), 4/27/2031[2,3,7]	459,880
	Citigroup Mortgage Loan Trust
1,247,259	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[2,7,8]	1,248,526
743,558	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[2,7,8]	744,355
	CNH Equipment Trust
58,124	Series 2017-C, Class A2, 1.840%, 3/15/2021[2]	58,112
554,921	Series 2018-A, Class A2, 2.780%, 8/16/2021[2]	556,310
469,474	Series 2018-B, Class A2, 2.930%, 12/15/2021[2]	470,829
1,250,000	Series 2019-B, Class A2, 2.550%, 9/15/2022[2]	1,254,964
	COLT Mortgage Loan Trust
2,036,970	Series 2018-2, Class A1, 3.470%, 7/27/2048[2,7,8]	2,049,009
579,436	Series 2019-3, Class A1, 2.764%, 8/25/2049[2,7,8]	583,841
940,477	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.346% (1-Month USD Libor+30 basis points), 10/22/2020[2,3,7]	940,664
971,338	DLL LLC Series 2018-ST2, Class A2, 3.140%, 10/20/2020[2,7]	972,859
	Dryden CLO Ltd.
750,000	Series 2017-53A, Class D, 4.703% (3-Month USD Libor+240 basis points), 1/15/2031[2,3,7]	696,813
1,000,000	Series 2018-64A, Class E, 7.900% (3-Month USD Libor+560 basis points), 4/18/2031[2,3,7]	914,567
500,000	Series 2018-64A, Class F, 9.450% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,7]	430,934
1,000,000	Series 2018-57A, Class D, 4.708% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	934,405
2,500,000	Series 2019-72A, Class D, 6.132% (3-Month USD Libor+370 basis points), 5/15/2032[2,3,7]	2,499,606
	Dryden Senior Loan Fund
1,505,000	Series 2012-25A, Class DRR, 5.303% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	1,476,875

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Series 2014-36A, Class DR2, 6.003% (3-Month USD Libor+370 basis points), 4/15/2029[2,3,7]	$1,491,207
1,000,000	Series 2016-43A, Class DRR, 5.828% (3-Month USD Libor+355 basis points), 7/20/2029[2,3,7]	1,003,068
1,250,000	Series 2016-43A, Class ERR, 8.978% (3-Month USD Libor+670 basis points), 7/20/2029[2,3,7]	1,214,051
1,100,000	Series 2017-54A, Class E, 8.503% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	1,050,302
500,000	Series 2015-38A, Class ER, 7.903% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,7]	450,090
875,000	Series 2017-50A, Class E, 8.563% (3-Month USD Libor+626 basis points), 7/15/2030[2,3,7]	836,369
1,000,000	Series 2016-45A, Class DR, 5.453% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	979,247
1,125,000	Series 2016-45A, Class ER, 8.153% (3-Month USD Libor+585 basis points), 10/15/2030[2,3,7]	1,036,339
1,000,000	Series 2015-41A, Class DR, 4.903% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,7]	932,243
1,000,000	Series 2015-41A, Class ER, 7.603% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,7]	871,229
1,125,000	Series 2015-40A, Class DR, 5.258% (3-Month USD Libor+310 basis points), 8/15/2031[2,3,7]	1,101,655
	Eaton Vance CLO Ltd.
1,175,000	Series 2013-1A, Class CRR, 6.017% (3-Month USD Libor+380 basis points), 1/15/2028[2,3,7]	1,177,589
1,500,000	Series 2015-1A, Class DR, 4.778% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	1,393,870
500,000	Series 2015-1A, Class ER, 7.878% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,7]	456,812
1,000,000	Series 2014-1RA, Class D, 5.353% (3-Month USD Libor+305 basis points), 7/15/2030[2,3,7]	971,770
250,000	Series 2014-1RA, Class E, 8.003% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	231,512
1,000,000	Series 2019-1A, Class E, 9.245% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	998,311
1,435,272	Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.630%, 2/22/2022[2,7]	1,435,993
480,659	FDIC Guaranteed Notes Trust Series 2010-S4, Class A, 2.802% (1-Month USD Libor+72 basis points), 12/4/2020[2,3,7]	479,967
793,994	Finance of America Structured Securities Trust Series 2019-HB1, Class A, 3.279%, 4/25/2029[2,7,8]	799,739

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Ford Credit Auto Lease Trust
$561,766	Series 2018-B, Class A2B, 2.188% (1-Month USD Libor+16 basis points), 4/15/202[12,3]	$561,652
346,973	Series 2018-B, Class A2A, 2.930%, 4/15/2021[2]	347,482
	Ford Credit Auto Owner Trust
735,169	Series 2016-C, Class A3, 1.220%, 3/15/2021[2]	733,963
1,206,962	Series 2018-B, Class A2A, 2.960%, 9/15/2021[2]	1,211,189
1,503,389	Foursight Capital Automobile Receivables Trust Series 2019-1, Class A1, 2.506%, 8/17/2020[2,7]	1,503,708
500,000	Galaxy CLO Ltd. Series 2017-23A, Class D, 5.763% (3-Month USD Libor+348 basis points), 4/24/2029[2,3,7]	487,842
	GM Financial Automobile Leasing Trust
1,304,834	Series 2017-2, Class A3, 2.020%, 9/21/2020[2]	1,304,692
243,036	Series 2018-3, Class A2B, 2.214% (1-Month USD Libor+17 basis points), 9/21/2020[2,3]	243,067
161,897	Series 2018-3, Class A2A, 2.890%, 9/21/2020[2]	162,066
2,999,212	Series 2019-1, Class A2A, 2.910%, 4/20/2021[2]	3,009,476
2,000,000	Series 2019-2, Class A2A, 2.670%, 6/21/2021[2]	2,006,684
	GM Financial Consumer Automobile Receivables Trust
850,617	Series 2018-2, Class A2A, 2.550%, 5/17/2021[2]	851,484
349,422	Series 2017-1A, Class A3, 1.780%, 10/18/2021[2,7]	348,858
483,508	Series 2018-4, Class A2, 2.930%, 11/16/2021[2]	484,697
2,576,219	Series 2017-3A, Class A3, 1.970%, 5/16/2022[2,7]	2,576,088
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 4.803% (3-Month USD Libor+250 basis points), 4/15/2031[2,3,7]	1,780,763
2,613,326	GS Mortgage-Backed Securities Trust Series 2019-SL1, Class A1, 2.625%, 1/25/2059[2,7,8]	2,602,956
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 4.249% (1-Month USD Libor+220 basis points), 4/10/2030[2,3,7]	375,461
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[2,7]	455,885
	Highbridge Loan Management Ltd.
875,000	Series 7A-2015, Class BR, 3.338% (3-Month USD Libor+118 basis points), 3/15/2027[2,3,7]	864,346
1,500,000	Series 7A-2015, Class DR, 4.558% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,456,000
1,000,000	Series 2013-2A, Class DR, 8.878% (3-Month USD Libor+660 basis points), 10/20/2029[2,3,7]	970,000
1,000,000	Series 5A-2015, Class DRR, 5.453% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	958,933

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,375,000	Series 5A-2015, Class ERR, 8.303% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,7]	$1,273,727
1,000,000	Series 6A-2015, Class CR, 4.787% (3-Month USD Libor+250 basis points), 2/5/2031[2,3,7]	914,278
600,000	Home Partners of America Trust Series 2017-1, Class C, 3.575% (1-Month USD Libor+155 basis points), 7/17/2034[3,7]	601,025
	Honda Auto Receivables Owner Trust
343,134	Series 2016-4, Class A3, 1.210%, 12/18/2020[2]	342,491
780,268	Series 2018-3, Class A2, 2.670%, 12/21/2020[2]	781,301
3,550,000	Series 2019-1, Class A2, 2.750%, 9/20/2021[2]	3,565,009
	HPS Loan Management Ltd.
500,000	Series 10A-16, Class C, 5.928% (3-Month USD Libor+365 basis points), 1/20/2028[2,3,7]	500,912
875,000	Series 15A-19, Class E, 8.766% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	857,306
530,591	Hyundai Auto Receivables Trust Series 2015-C, Class B, 2.150%, 11/15/2021[2]	530,547
2,000,000	Jamestown CLO Ltd. Series 2016-9A, Class C1R, 6.378% (3-Month USD Libor+410 basis points), 10/20/2028[2,3,7]	1,999,336
	LCM LP
2,250,000	Series 21A, Class DR, 5.078% (3-Month USD Libor+280 basis points), 4/20/2028[2,3,7]	2,199,341
750,000	Series 15A, Class ER, 8.778% (3-Month USD Libor+650 basis points), 7/20/2030[2,3,7]	711,691
1,000,000	Series 14A, Class DR, 5.028% (3-Month USD Libor+275 basis points), 7/20/2031[2,3,7]	936,334
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 4.428% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	802,385
2,000,000	Series 2015-19A, Class DR, 6.628% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,880,453
1,500,000	Series 2016-22X, Class D, 6.276% (3-Month USD Libor+400 basis points), 10/25/2029[2,3]	1,502,457
1,000,000	Series 2018-27A, Class C, 4.878% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,7]	943,208
1,250,000	Series 2014-14A, Class DRR, 5.228% (3-Month USD Libor+295 basis points), 10/22/2030[2,3,7]	1,208,049
500,000	Series 2018-32A, Class E, 9.378% (3-Month USD Libor+710 basis points), 1/22/2031[2,3,7]	500,417

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Magnetite Ltd.
$1,850,000	Series 2012-7A, Class A1R2, 3.103% (3-Month USD Libor+80 basis points), 1/15/2028[2,3,7]	$1,845,837
1,000,000	Series 2015-16A, Class C1R, 3.900% (3-Month USD Libor+160 basis points), 1/18/2028[2,3,7]	982,551
2,500,000	Series 2019-21A, Class A, 3.909% (3-Month USD Libor+128 basis points), 4/20/2030[2,3,7]	2,500,198
1,250,000	Series 2019-22A, Class D, 6.142% (3-Month USD Libor+365 basis points), 4/15/2031[2,3,7]	1,248,916
500,000	Series 2019-22A, Class E, 9.242% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	500,097
250,000	Series 2015-12A, Class DR, 5.303% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	243,141
750,000	Series 2015-12A, Class ER, 7.983% (3-Month USD Libor+568 basis points), 10/15/2031[2,3,7]	705,899
1,266,525	Mercedes-Benz Auto Lease Trust Series 2019-A, Class A2, 3.010%, 2/16/2021[2]	1,270,092
	Milos CLO Ltd.
2,000,000	Series 2017-1A, Class D, 5.678% (3-Month USD Libor+340 basis points), 10/20/2030[2,3,7]	1,944,777
500,000	Series 2017-1A, Class E, 8.578% (3-Month USD Libor+630 basis points), 10/20/2030[2,3,7]	478,652
	MMAF Equipment Finance LLC
4,000,000	Series 2019-B, Class A1, 2.125%, 10/9/2020[2,7]	4,005,164
1,318,067	Series 2014-AA, Class A4, 1.590%, 2/8/2022[2,7]	1,314,812
	Nationstar HECM Loan Trust
1,375,211	Series 2018-3A, Class A, 3.555%, 11/25/2028[2,7,8]	1,387,413
1,092,991	Series 2019-1A, Class A, 2.651%, 6/25/2029[2,7,8]	1,096,042
1,500,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[2,7,8]	1,508,738
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-21A, Class DR, 4.678% (3-Month USD Libor+240 basis points), 4/20/2027[2,3,7]	974,504
1,375,000	Series 2015-20A, Class DR, 4.703% (3-Month USD Libor+240 basis points), 1/15/2028[2,3,7]	1,344,635
2,150,000	Series 2017-16SA, Class D, 4.803% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,7]	2,108,940
500,000	Series 2017-16SA, Class E, 7.703% (3-Month USD Libor+540 basis points), 1/15/2028[2,3,7]	483,109
500,000	Series 2014-17A, Class ER, 8.828% (3-Month USD Libor+655 basis points), 4/22/2029[2,3,7]	470,994
925,000	Series 2014-18A, Class CR2, 5.278% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,7]	879,413

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$1,500,000	Series 2018-27A, Class D, 4.903% (3-Month USD Libor+260 basis points), 1/15/2030[2,3,7]	$1,405,785
1,000,000	Series 2018-27A, Class E, 7.503% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,7]	916,301
500,000	Series 2019-31A, Class E, 9.274% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,7]	490,400
	New Residential Mortgage Loan Trust
1,601,994	Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[2,7,8]	1,627,273
2,201,037	Series 2019-2A, Class A1, 4.250%, 12/25/2057[2,7,8]	2,308,111
1,900,000	Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[2,7,8,11]	1,900,000
	Nissan Auto Receivables Owner Trust
457,994	Series 2016-C, Class A3, 1.180%, 1/15/2021[2]	457,246
1,365,683	Series 2017-A, Class A3, 1.740%, 8/16/2021[2]	1,365,312
	OBX Trust
5,312,175	Series 2018-EXP1, Class 2A1, 2.868% (1-Month USD Libor+85 basis points), 4/25/2048[2,3,7]	5,327,129
996,606	Series 2019-EXP1, Class 2A1A, 2.968% (1-Month USD Libor+95 basis points), 1/25/2059[2,3,7]	999,885
897,018	Series 2019-EXP2, Class 2A1A, 2.918% (1-Month USD Libor+90 basis points), 7/25/2059[2,3,7]	899,831
	Oscar U.S. Funding LLC
485,625	Series 2019-2A, Class A1, 2.369%, 8/10/2020[2,7]	485,568
900,000	Series 2019-2A, Class A2, 2.490%, 8/10/2022[2,7]	901,406
	OZLM Ltd.
1,500,000	Series 2015-14A, Class CR, 5.303% (3-Month USD Libor+300 basis points), 1/15/2029[2,3,7]	1,484,894
440,000	Series 2018-22A, Class C, 4.953% (3-Month USD Libor+265 basis points), 1/17/2031[2,3,7]	405,049
750,000	Series 2017-21A, Class D, 7.818% (3-Month USD Libor+554 basis points), 1/20/2031[2,3,7]	668,462
1,250,000	Series 2018-18A, Class D, 5.153% (3-Month USD Libor+285 basis points), 4/15/2031[2,3,7]	1,164,017
750,000	Series 2018-20A, Class C, 5.228% (3-Month USD Libor+295 basis points), 4/20/2031[2,3,7]	701,405
1,750,000	Series 2019-24A, Class C1, 6.206% (3-Month USD Libor+405 basis points), 7/20/2032[2,3,7]	1,749,438
1,000,000	Recette Clo Ltd. Series 2015-1A, Class BR, 3.578% (3-Month USD Libor+130 basis points), 10/20/2027[2,3,7]	995,353

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,250,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.028% (3-Month USD Libor+275 basis points), 10/20/2027[2,3,7]	$2,238,951
	RMF Buyout Issuance Trust
2,054,748	Series 2019-1, Class A, 2.475%, 7/25/2029[2,7,8]	2,059,484
2,600,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[2,7,8]	2,610,772
	Rockford Tower CLO Ltd.
1,500,000	Series 2018-1A, Class D, 5.136% (3-Month USD Libor+300 basis points), 5/20/2031[2,3,7]	1,461,022
1,000,000	Series 2018-1A, Class E, 7.986% (3-Month USD Libor+585 basis points), 5/20/2031[2,3,7]	939,300
2,000,000	Series 2019-1A, Class E, 8.977% (3-Month USD Libor+636 basis points), 4/20/2032[2,3,7]	1,923,004
2,199,333	Starwood Mortgage Residential Trust Series 2019-1, Class A1, 2.941%, 6/25/2049[2,7,8]	2,209,368
5,000,000	Symphony CLO Ltd. Series 2014-14A, Class D2, 5.903% (3-Month USD Libor+360 basis points), 7/14/2026[2,3,7]	5,005,089
1,000,000	TCI-Flatiron Clo Ltd. Series 2018-1A, Class E, 8.856% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,7]	969,179
2,058,047	Towd Point HE Trust Series 2019-HE1, Class A1, 2.918% (1-Month USD Libor+90 basis points), 4/25/2048[2,3,7]	2,063,416
33,507	Toyota Auto Receivables Series 2016-C, Class A3, 1.140%, 8/17/2020[2]	33,493
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 5.178% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	947,853
	VERDE CLO Ltd.
750,000	Series 2019-1A, Class D, 6.364% (3-Month USD Libor+380 basis points), 4/15/2032[2,3,7]	751,199
1,000,000	Series 2019-1A, Class E, 9.464% (3-Month USD Libor+690 basis points), 4/15/2032[2,3,7]	985,237
	Verizon Owner Trust
1,117,258	Series 2016-2A, Class A, 1.680%, 5/20/2021[2,7]	1,116,648
4,923,754	Series 2017-2A, Class A, 1.920%, 12/20/2021[2,7]	4,919,519
1,640,896	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[2,7,8]	1,658,555
	Voya CLO Ltd.
2,000,000	Series 2015-1A, Class CR, 4.650% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	1,862,890

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2013-1A, Class CR, 5.253% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	$710,066
1,000,000	Series 2013-1A, Class DR, 8.783% (3-Month USD Libor+648 basis points), 10/15/2030[2,3,7]	921,970
1,000,000	Series 2016-1A, Class DR, 7.528% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	874,977
1,000,000	Series 2014-1A, Class DR2, 8.300% (3-Month USD Libor+600 basis points), 4/18/2031[2,3,7]	913,963
750,000	Series 2018-1A, Class C, 4.903% (3-Month USD Libor+260 basis points), 4/19/2031[2,3,7]	707,554
1,550,000	Series 2013-2A, Class CR, 5.026% (3-Month USD Libor+275 basis points), 4/25/2031[2,3,7]	1,440,973
675,000	Series 2018-2A, Class E, 7.553% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	615,416
500,000	Series 2018-3A, Class D, 5.303% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	485,055
1,000,000	Series 2018-4A, Class D, 5.903% (3-Month USD Libor+360 basis points), 1/15/2032[2,3,7]	1,000,566
1,500,000	Series 2018-4A, Class E, 8.603% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,7]	1,462,109
	West CLO Ltd.
1,144,494	Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[2,7]	1,149,081
1,000,000	Series 2014-2A, Class CR, 4.972% (3-Month USD Libor+265 basis points), 1/16/2027[2,3,7]	993,750
	Westcott Park CLO Ltd.
1,250,000	Series 2016-1A, Class CR, 4.528% (3-Month USD Libor+225 basis points), 7/20/2028[2,3,7]	1,255,180
2,000,000	Series 2016-1A, Class DR, 5.528% (3-Month USD Libor+325 basis points), 7/20/2028[2,3,7]	1,987,510
	World Omni Auto Receivables Trust
145,279	Series 2018-A, Class A2, 2.190%, 5/17/2021[2]	145,276
514,912	Series 2016-A, Class A3, 1.770%, 9/15/2021[2]	514,483
372,837	Series 2018-D, Class A2A, 3.010%, 4/15/2022[2]	374,360
3,550,000	Series 2016-A, Class A4, 1.950%, 5/16/2022[2]	3,545,531
1,750,000	Series 2019-B, Class A2, 2.630%, 6/15/2022[2]	1,757,184
4,066,104	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	4,064,262
	World Omni Automobile Lease Securitization Trust
731,832	Series 2017-A, Class A3, 2.130%, 4/15/2020[2]	731,871
533,125	Series 2019-B, Class A1, 2.151%, 8/17/2020[2]	533,159
1,526,504	Series 2018-B, Class A2A, 2.960%, 6/15/2021[2]	1,532,039
1,650,000	Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	1,649,974

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	York CLO Ltd.
$2,000,000	Series 2016-1A, Class AR, 3.528% (3-Month USD Libor+125 basis points), 10/20/2029[2,3,7]	$2,000,789
1,250,000	Series 2016-1A, Class DR, 5.878% (3-Month USD Libor+360 basis points), 10/20/2029[2,3,7]	1,247,774
1,000,000	Series 2016-1A, Class ER, 8.678% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,7]	968,778
1,500,000	Series 2014-1A, Class DRR, 5.288% (3-Month USD Libor+301 basis points), 10/22/2029[2,3,7]	1,481,371
2,127,000	Series 2015-1A, Class DR, 4.878% (3-Month USD Libor+260 basis points), 1/22/2031[2,3,7]	1,999,435
1,375,000	Series 2018-1A, Class D, 5.628% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	1,344,839
1,000,000	Series 2018-1A, Class E, 8.288% (3-Month USD Libor+601 basis points), 10/22/2031[2,3,7]	932,481
2,000,000	Series 2019-1A, Class D, 6.166% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,7]	1,999,299
	TOTAL ASSET-BACKED SECURITIES
	(Cost $295,411,168)	293,780,161
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 3.108% (1-Month USD Libor+108 basis points), 9/15/2034[2,3,7]	2,003,452
	BBCMS Mortgage Trust
2,000,000	Series 2017-DELC, Class A, 2.878% (1-Month USD Libor+85 basis points), 8/15/2036[3,7]	2,002,086
1,875,000	Series 2018-TALL, Class A, 2.750% (1-Month USD Libor+72.2 basis points), 3/15/2037[3,7]	1,873,144
1,000,000	Series 2018-TALL, Class B, 2.999% (1-Month USD Libor+97.1 basis points), 3/15/2037[3,7]	999,301
2,450,000	BF Mortgage Trust Series 2019-NYT, Class A, 3.228% (1-Month USD Libor+120 basis points), 11/15/2035[3,7]	2,463,642
	BX Commercial Mortgage Trust
2,002,461	Series 2018-IND, Class A, 2.778% (1-Month USD Libor+75 basis points), 11/15/2035[3,7]	2,004,393
2,493,260	Series 2018-IND, Class B, 2.928% (1-Month USD Libor+90 basis points), 11/15/2035[3,7]	2,494,093
	CHC Commercial Mortgage Trust
5,625,000	Series 2019-CHC, Class A, 3.148% (1-Month USD Libor+112 basis points), 6/15/2034[3,7]	5,638,748

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$3,825,000	Series 2019-CHC, Class D, 4.078% (1-Month USD Libor+205 basis points), 6/15/2034[3,7]	$3,839,665
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 2.858% (1-Month USD Libor+83 basis points), 12/15/2036[2,3,7]	1,198,655
2,000,000	Series 2019-SST2, Class A, 2.948% (1-Month USD Libor+92 basis points), 12/15/2036[2,3,7]	1,999,618
750,000	Series 2018-TBR, Class B, 3.178% (1-Month USD Libor+115 basis points), 12/15/2036[2,3,7]	749,653
	CORE Mortgage Trust
2,210,000	Series 2019-CORE, Class A, 2.908% (1-Month USD Libor+88 basis points), 12/15/2031[3,7]	2,212,208
1,100,000	Series 2019-CORE, Class B, 3.128% (1-Month USD Libor+110 basis points), 12/15/2031[3,7]	1,101,114
	Credit Suisse Mortgage Capital Certificates
2,050,000	Series 2019-ICE4, Class A, 3.008% (1-Month USD Libor+98 basis points), 5/15/2036[3,7]	2,052,353
1,880,000	Series 2019-ICE4, Class B, 3.258% (1-Month USD Libor+123 basis points), 5/15/2036[3,7]	1,882,220
409,314	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[2,7,8]	412,331
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.806%, 5/28/2035[2,8]	831,858
233,896	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,7]	234,504
	Hilton Orlando Trust
1,044,000	Series 2018-ORL, Class B, 3.078% (1-Month USD Libor+105 basis points), 12/15/2034[3,7]	1,044,483
1,000,000	Series 2018-ORL, Class C, 3.328% (1-Month USD Libor+130 basis points), 12/15/2034[3,7]	1,000,810
1,900,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 3.017% (1-Month USD Libor+95 basis points), 7/5/2033[2,3,7]	1,903,563
77,017	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.891%, 10/20/2029[2,8]	77,194
180,129	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.450% (1-Month USD Libor+40 basis points), 3/11/2020[2,3]	180,150
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[2,7,8]	511,983
	Total Commercial Mortgage-Backed Securities
	(Cost $40,573,804)	40,711,221

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE — 22.8%
	BASIC MATERIALS — 0.1%
$450,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027[2]	$449,437
	COMMUNICATIONS — 1.0%
2,030,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	2,054,165
200,000	Level 3 Financing, Inc. 4.625%, 9/15/2027[2,7]	202,310
485,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[2,7]	493,488
3,000,000	Time Warner Cable LLC 4.125%, 2/15/2021[2]	3,054,660
770,000	UPC Holding B.V. 5.500%, 1/15/2028[2,6,7]	800,800
		6,605,423
	CONSUMER, CYCLICAL — 3.4%
	American Honda Finance Corp.
700,000	2.000%, 2/14/2020	699,971
2,875,000	2.637% (3-Month USD Libor+35 basis points), 11/5/2021[3]	2,878,321
	BMW U.S. Capital LLC
1,500,000	2.676% (3-Month USD Libor+50 basis points), 8/13/2021[3,7]	1,503,602
950,000	3.150%, 4/18/2024[2,7]	984,879
	Daimler Finance North America LLC
1,725,000	2.886% (3-Month USD Libor+62 basis points), 10/30/2019[3,7]	1,726,071
450,000	2.550%, 8/15/2022[7]	451,906
300,000	2.700%, 6/14/2024[7]	300,788
400,000	Dollar Tree, Inc. 3.003% (3-Month USD Libor+70 basis points), 4/17/2020[2,3]	400,074
2,250,000	Ford Motor Credit Co. LLC 2.343%, 11/2/2020	2,237,148
580,000	Hyundai Capital America 3.243% (3-Month USD Libor+94 basis points), 7/8/2021[3,7]	580,823
1,400,000	Las Vegas Sands Corp. 3.200%, 8/8/2024[2]	1,427,818
1,400,000	Lennar Corp. 6.625%, 5/1/2020	1,436,750
2,375,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[2]	2,429,711
	Nissan Motor Acceptance Corp.
650,000	2.693% (3-Month USD Libor+39 basis points), 7/13/2020[3,7]	650,155
675,000	2.789% (3-Month USD Libor+63 basis points), 9/21/2021[3,7]	675,150

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	Volkswagen Group of America Finance LLC
$2,340,000	3.875%, 11/13/2020[7]	$2,378,495
200,000	2.500%, 9/24/2021[7]	200,584
200,000	2.973% (3-Month USD Libor+86 basis points), 9/24/2021[3,7]	200,384
545,000	2.700%, 9/26/2022[7]	547,732
		21,710,362
	CONSUMER, NON-CYCLICAL — 3.2%
2,675,000	Amgen, Inc. 2.125%, 5/1/2020[2]	2,674,318
2,175,000	Anthem, Inc. 4.350%, 8/15/2020	2,217,915
1,418,000	Cardinal Health, Inc. 4.625%, 12/15/2020	1,455,773
2,000,000	Conagra Brands, Inc. 2.811% (3-Month USD Libor+50 basis points), 10/9/2020[3]	2,000,138
535,000	CVS Health Corp. 2.800%, 7/20/2020[2]	537,457
2,375,000	HCA, Inc. 4.750%, 5/1/2023	2,546,259
2,315,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	2,316,789
495,000	McKesson Corp. 3.650%, 11/30/2020	503,178
1,250,000	Mondelez International Holdings Netherlands B.V. 2.866% (3-Month USD Libor+61 basis points), 10/28/2019[3,6,7]	1,250,651
472,000	Moody's Corp. 5.500%, 9/1/2020	485,886
3,250,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	3,259,812
1,180,000	Tenet Healthcare Corp. 4.875%, 1/1/2026[2,7]	1,212,450
450,000	UnitedHealth Group, Inc. 2.379% (3-Month USD Libor+26 basis points), 6/15/2021[3]	449,458
		20,910,084
	ENERGY — 3.2%
1,475,000	BP Capital Markets America, Inc. 4.742%, 3/11/2021	1,534,366
2,500,000	Enbridge, Inc. 2.738% (3-Month USD Libor+40 basis points), 1/10/2020[3,6]	2,500,527
1,525,000	Energy Transfer Operating LP 7.500%, 10/15/2020	1,603,001

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
	Kinder Morgan Energy Partners LP
$2,675,000	6.850%, 2/15/2020	$2,720,100
2,375,000	4.300%, 5/1/2024[2]	2,541,730
	Occidental Petroleum Corp.
2,652,000	4.100%, 2/1/2021[2]	2,704,284
445,000	2.600%, 8/13/2021	448,045
210,000	3.437% (3-Month USD Libor+125 basis points), 8/13/2021[2,3]	211,286
475,000	2.900%, 8/15/2024[2]	479,139
2,825,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[7]	2,870,906
2,775,000	Schlumberger Finance Canada Ltd. 2.200%, 11/20/2020[6,7]	2,775,780
350,000	Spectra Energy Partners LP 2.827% (3-Month USD Libor+70 basis points), 6/5/2020[3]	350,695
		20,739,859
	FINANCIAL — 5.1%
3,250,000	Air Lease Corp. 3.500%, 1/15/2022	3,334,539
	Aircastle Ltd.
500,000	7.625%, 4/15/2020[6]	514,032
575,000	5.125%, 3/15/2021[6]	596,126
2,030,000	5.500%, 2/15/2022[6]	2,160,821
245,000	American Express Co. 3.000%, 2/22/2021[2]	248,215
2,095,000	Avolon Holdings Funding Ltd. 3.625%, 5/1/2022[2,6,7]	2,125,692
195,000	Blackstone Holdings Finance Co. LLC 2.500%, 1/10/2030[2,7]	189,501
2,000,000	Branch Banking & Trust Co. 2.352% (3-Month USD Libor+22 basis points), 6/1/2020[2,3]	2,000,884
800,000	Capital One Financial Corp. 2.500%, 5/12/2020[2]	801,504
1,080,000	Citibank N.A. 3.400%, 7/23/2021[2]	1,106,522
2,375,000	Citigroup, Inc. 4.400%, 6/10/2025	2,555,566
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[6]	1,002,821
1,580,000	ERP Operating LP 2.500%, 2/15/2030[2]	1,558,640

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$1,550,000	Global Atlantic Fin Co. 4.400%, 10/15/2029[2,7]	$1,547,365
	Goldman Sachs Group, Inc.
1,000,000	2.927% (3-Month USD Libor+80 basis points), 12/13/2019[3]	1,001,373
3,250,000	2.600%, 12/27/2020[2]	3,254,092
1,750,000	JPMorgan Chase & Co. 3.461% (3-Month USD Libor+120.5 basis points), 10/29/2020[2,3]	1,767,057
125,000	JPMorgan Chase Bank N.A. 2.543% (3-Month USD Libor+29 basis points), 2/1/2021[2,3]	125,049
2,359,000	Morgan Stanley 2.800%, 6/16/2020	2,371,210
317,000	Sabra Health Care LP 5.125%, 8/15/2026[2]	339,189
1,374,000	Sabra Health Care LP / Sabra Capital Corp. 3.900%, 10/15/2029[2]	1,356,825
100,000	SBA Tower Trust 3.156%, 10/10/2045[2,7]	100,191
510,000	Toronto-Dominion Bank 2.399% (3-Month USD Libor+26 basis points), 9/17/2020[3,6]	511,022
2,670,000	Wells Fargo & Co. 2.500%, 3/4/2021	2,683,016
		33,251,252
	INDUSTRIAL — 2.6%
1,500,000	AECOM 5.125%, 3/15/2027[2]	1,582,500
275,000	Berry Global Escrow Corp. 4.875%, 7/15/2026[2,7]	284,941
1,280,000	Berry Global, Inc. 4.500%, 2/15/2026[2,7]	1,265,600
	Caterpillar Financial Services Corp.
2,250,000	2.000%, 3/5/2020	2,250,792
580,000	2.338% (3-Month USD Libor+18 basis points), 5/15/2020[3]	580,483
575,000	2.382% (3-Month USD Libor+28 basis points), 9/7/2021[3]	575,072
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,493,919
2,000,000	Textron, Inc. 2.731% (3-Month USD Libor+55 basis points), 11/10/2020[2,3]	1,999,450
2,500,000	United Technologies Corp. 4.500%, 4/15/2020	2,530,972
2,000,000	Vulcan Materials Co. 2.782% (3-Month USD Libor+65 basis points), 3/1/2021[3]	2,002,222

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$1,375,000	Wabtec Corp. 3.419% (3-Month USD Libor+130 basis points), 9/15/2021[2,3]	$1,375,048
		16,940,999
	TECHNOLOGY — 1.9%
415,000	Dell International LLC / EMC Corp. 4.900%, 10/1/2026[2,7]	444,926
3,250,000	EMC Corp. 2.650%, 6/1/2020	3,251,521
1,116,000	Fidelity National Information Services, Inc. 3.625%, 10/15/2020[2]	1,131,031
2,850,000	Fiserv, Inc. 2.700%, 6/1/2020[2]	2,857,903
	Hewlett Packard Enterprise Co.
480,000	2.100%, 10/4/2019[7]	479,994
255,000	3.009% (3-Month USD Libor+72 basis points), 10/5/2021[2,3]	255,025
965,000	2.250%, 4/1/2023[2]	962,985
1,351,000	IBM Credit LLC 1.800%, 1/20/2021	1,348,813
1,500,000	International Business Machines Corp. 2.576% (3-Month USD Libor+40 basis points), 5/13/2021[3]	1,506,278
		12,238,476
	UTILITIES — 2.3%
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	502,544
1,775,000	Consolidated Edison Co. of New York, Inc. 2.506% (3-Month USD Libor+40 basis points), 6/25/2021[3]	1,781,514
3,090,000	Consumers Energy Co. 3.800%, 11/15/2028[2]	3,443,629
2,675,000	Dominion Energy, Inc. 2.579%, 7/1/2020	2,681,375
1,345,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	1,353,878
1,500,000	NRG Energy, Inc. 4.450%, 6/15/2029[2,7]	1,565,577
3,000,000	Sempra Energy 2.400%, 3/15/2020[2]	3,001,671
175,000	Talen Energy Supply LLC 6.625%, 1/15/2028[2,7]	172,813

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$525,000	Vistra Operations Co. LLC 3.550%, 7/15/2024[2,7]	$529,109
		15,032,110
	Total Corporate
	(Cost $146,994,024)	147,878,002
	U.S. GOVERNMENT — 3.8%
	United States Treasury Bill
6,500,000	2.155%, 10/10/2019	6,497,114
18,000,000	1.891%, 11/14/2019	17,960,454
	Total U.S. Government
	(Cost $24,454,805)	24,457,568
	Total Bonds
	(Cost $507,433,801)	506,826,952
	COMMERCIAL PAPER — 11.0%
4,500,000	Boston Scientific Corp. 2.400%, 10/15/2019	4,495,770
3,000,000	Campbell Soup Co. 2.370%, 10/23/2019	2,995,686
3,000,000	CenterPoint Energy, Inc. 2.210%, 10/2/2019	2,999,637
3,000,000	Cigna Corp. 2.240%, 10/2/2019	2,999,601
5,000,000	CNH Industrial Capital America LLC 2.350%, 10/10/2019	4,996,415
3,200,000	Dominion Energy, Inc. 2.230%, 10/28/2019	3,194,371
3,200,000	DuPont de Nemours, Inc. 2.210%, 11/25/2019	3,188,765
3,200,000	Enbridge Inc. 2.150%, 12/2/2019	3,187,203
5,000,000	Ford Motor Credit Co. LLC 2.500%, 10/1/2019	4,999,620
	Hyundai Capital America
2,075,000	2.200%, 11/1/2019	2,070,821
3,000,000	2.400%, 12/2/2019	2,988,003
4,500,000	Marriott International, Inc. 2.250%, 10/15/2019	4,495,770
5,000,000	Molson Coors Brewing Company 2.350%, 10/4/2019	4,998,725

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$3,000,000	NextEra Energy, Inc. 2.300%, 10/10/2019	$2,998,074
3,000,000	Nissan Motor Co., Ltd. 2.230%, 12/5/2019	2,987,907
3,000,000	Oglethorpe Power Corp 2.350%, 10/30/2019	2,994,138
3,000,000	Royal Caribbean Cruises, Ltd. 2.270%, 10/29/2019	2,994,531
3,000,000	Sherwin Williams Co. 2.500%, 10/17/2019	2,996,994
4,000,000	VW Credit, Inc. 2.650%, 11/4/2019	3,991,180
5,000,000	Walgreens Boots Alliance, Inc. 2.270%, 10/30/2019	4,990,565
	Total Commercial Paper
	(Cost $71,567,588)	71,563,776

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	EQUITY — 0.0%
934	iShares 7-10 Year Treasury Bond ETF Exercise Price: $110.00, Notional Amount: $10,274,000, Expiration Date: November 15, 2019*	25,685
	Total Put Options
	(Cost $38,329)	25,685
	Total Purchased Option Contracts
	(Cost $38,329)	25,685

Number of Shares
	SHORT-TERM INVESTMENTS — 1.0%
1,651,271	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.812%[10]	1,651,271
4,590,262	Federated Treasury Obligations Fund - Institutional Class, 1.822%[10]	4,590,262
	Total Short-Term Investments
	(Cost $6,241,533)	6,241,533
	TOTAL INVESTMENTS — 99.1%
	(Cost $643,251,050)	642,426,032

	Other Assets in Excess of Liabilities — 0.9%	5,983,816
	TOTAL NET ASSETS — 100.0%	$648,409,848

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (2.9)%
	BONDS — (2.9)%
	U.S. GOVERNMENT — (2.9)%
	United States Treasury Note
$(1,900,000)	1.500%, 8/15/2022	$(1,895,955)
(9,399,000)	1.250%, 8/31/2024	(9,269,764)
(7,671,100)	1.625%, 8/15/2029	(7,638,735)
	Total U.S. Government
	(Proceeds $18,911,342)	(18,804,454)
	Total Bonds
	(Proceeds $18,911,342)	(18,804,454)
	Total Securities Sold Short
	(Proceeds $18,911,342)	$(18,804,454)

*	Non-income producing security.

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $293,704,567 which represents 45.3% of Net Assets.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.
[11]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.3% of Net Assets. The total value of these securities is $1,900,000.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS — 88.5%
	ASSET-BACKED SECURITIES — 40.1%
	Ally Auto Receivables Trust
$246,677	Series 2017-3, Class A3, 1.740%, 9/15/2021[1]	$246,347
271,274	Series 2017-4, Class A3, 1.750%, 12/15/2021[1]	270,848
200,000	Series 2019-3, Class A2, 2.060%, 10/17/2022[1]	200,079
500,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 3.793% (3-Month USD Libor+149 basis points), 10/15/2028[1,2,3]	501,461
192,472	Ascentium Equipment Receivables Series 2019-1A, Class A1, 2.659%, 4/10/2020[1,2]	192,601
500,000	Benefit Street Partners CLO Ltd. Series 2014-IVA, Class A1RR, 3.528% (3-Month USD Libor+125 basis points), 1/20/2029[1,2,3]	500,846
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 3.850% (3-Month USD Libor+155 basis points), 7/18/2027[1,2,3]	248,464
227,616	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 3.633% (3-Month USD Libor+133 basis points), 4/13/2027[1,2,3]	227,968
	BMW Vehicle Lease Trust
449,815	Series 2017-2, Class A3, 2.070%, 10/20/2020[1]	450,343
215,000	Series 2019-1, Class A2, 2.790%, 3/22/2021[1]	215,685
100,000	BMW Vehicle Owner Trust Series 2019-A, Class A2, 2.050%, 5/25/2022[1]	100,035
145,824	Bunker Hill Loan Depositary Trust Series 2019-2, Class A1, 2.879%, 7/25/2049[1,2,4]	147,118
	Capital One Prime Auto Receivables Trust
390,000	Series 2019-1, Class A2, 2.580%, 4/15/2022[1]	391,961
325,000	Series 2019-2, Class A2, 2.060%, 9/15/2022[1]	325,107
	CarMax Auto Owner Trust
222,041	Series 2016-4, Class A3, 1.400%, 8/15/2021[1]	221,528
331,710	Series 2018-4, Class A2A, 3.110%, 2/15/2022[1]	333,243
191,099	Series 2017-3, Class A3, 1.970%, 4/15/2022[1]	190,982
	Carvana Auto Receivables Trust
136,971	Series 2019-2A, Class A1, 2.476%, 7/15/2020[1,2]	137,009
229,291	Series 2019-1A, Class A2, 3.010%, 10/15/2021[1,2]	229,875
250,000	Series 2019-2A, Class A2, 2.600%, 1/18/2022[1,2]	250,194
	CNH Equipment Trust
11,625	Series 2017-C, Class A2, 1.840%, 3/15/2021[1]	11,622
93,270	Series 2018-A, Class A2, 2.780%, 8/16/2021[1]	93,503
63,517	Series 2018-B, Class A2, 2.930%, 12/15/2021[1]	63,700
185,419	COLT Mortgage Loan Trust Series 2019-3, Class A1, 2.764%, 8/25/2049[1,2,5]	186,829

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$92,430	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.346% (1-Month USD Libor+30 basis points), 10/22/2020[1,2,3]	$92,449
116,727	DLL LLC Series 2018-ST2, Class A2, 3.140%, 10/20/2020[1,2]	116,910
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 4.153% (3-Month USD Libor+185 basis points), 10/15/2027[1,2,3]	245,929
150,764	Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.630%, 2/22/2022[1,2]	150,840
120,242	Fannie Mae Connecticut Avenue Securities Series 2016-C03, Class 1M1, 4.018% (1-Month USD Libor+200 basis points), 10/25/2028[1,3]	120,611
	Ford Credit Auto Lease Trust
76,665	Series 2018-B, Class A2B, 2.188% (1-Month USD Libor+16 basis points), 4/15/2021[1,3]	76,649
38,332	Series 2018-B, Class A2A, 2.930%, 4/15/2021[1]	38,388
	Ford Credit Auto Owner Trust
203,907	Series 2016-C, Class A3, 1.220%, 3/15/2021[1]	203,573
120,696	Series 2018-B, Class A2A, 2.960%, 9/15/2021[1]	121,119
135,440	Foursight Capital Automobile Receivables Trust Series 2019-1, Class A1, 2.506%, 8/17/2020[1,2]	135,469
	GM Financial Automobile Leasing Trust
32,760	Series 2018-3, Class A2B, 2.214% (1-Month USD Libor+17 basis points), 9/21/2020[1,3]	32,764
22,094	Series 2018-3, Class A2A, 2.890%, 9/21/2020[1]	22,117
383,286	Series 2019-1, Class A2A, 2.910%, 4/20/2021[1]	384,597
150,000	Series 2019-2, Class A2A, 2.670%, 6/21/2021[1]	150,501
	GM Financial Consumer Automobile Receivables Trust
89,112	Series 2018-2, Class A2A, 2.550%, 5/17/2021[1]	89,203
257,185	Series 2018-4, Class A2, 2.930%, 11/16/2021[1]	257,817
124,817	Series 2017-3A, Class A3, 1.970%, 5/16/2022[1,2]	124,810
235,435	GS Mortgage-Backed Securities Trust Series 2019-SL1, Class A1, 2.625%, 1/25/2059[1,2,5]	234,501
525,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 3.858% (3-Month USD Libor+170 basis points), 3/15/2027[1,2,3]	517,526
	Honda Auto Receivables Owner Trust
253,587	Series 2018-3, Class A2, 2.670%, 12/21/2020[1]	253,923
500,000	Series 2019-1, Class A2, 2.750%, 9/20/2021[1]	502,114
386,574	Hyundai Auto Receivables Trust Series 2015-C, Class B, 2.150%, 11/15/2021[1]	386,541

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$300,000	Jamestown CLO IX Ltd. Series 2016-9A, Class A1AR, 3.448% (3-Month USD Libor+117 basis points), 10/20/2028[1,2,3]	$300,104
500,000	LCM XXIV Ltd. Series 24A, Class C, 4.528% (3-Month USD Libor+225 basis points), 3/20/2030[1,2,3]	495,207
250,000	Madison Park Funding XXI Ltd. Series 2016-21A, Class A1, 3.806% (3-Month USD Libor+153 basis points), 7/25/2029[1,2,3]	250,126
76,759	Mercedes-Benz Auto Lease Trust Series 2019-A, Class A2, 3.010%, 2/16/2021[1]	76,975
	MMAF Equipment Finance LLC
275,000	Series 2019-B, Class A1, 2.125%, 10/9/2020[1,2]	275,355
81,183	Series 2014-AA, Class A4, 1.590%, 2/8/2022[1,2]	80,983
500,000	Neuberger Berman CLO XXIII Ltd. Series 2016-23A, Class CR, 4.453% (3-Month USD Libor+215 basis points), 10/17/2027[1,2,3]	491,864
132,114	Nissan Auto Receivables Owner Trust Series 2016-C, Class A3, 1.180%, 1/15/2021[1]	131,898
89,707	OBX Trust Series 2019-EXP2, Class 2A1A, 2.918% (1-Month USD Libor+90 basis points), 7/25/2059[1,2,3]	89,988
500,000	Octagon Investment Partners XXIII Ltd. Series 2015-1A, Class DR, 4.853% (3-Month USD Libor+255 basis points), 7/15/2027[1,2,3]	495,440
	Oscar U.S. Funding XI LLC
138,750	Series 2019-2A, Class A1, 2.369%, 8/10/2020[1,2]	138,734
250,000	Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	250,391
250,000	OZLM XV Ltd. Series 2016-15A, Class B, 4.978% (3-Month USD Libor+270 basis points), 1/20/2029[1,2,3]	250,101
900,000	Recette Clo Ltd. Series 2015-1A, Class CR, 3.978% (3-Month USD Libor+170 basis points), 10/20/2027[1,2,3]	894,341
191,246	Starwood Mortgage Residential Trust Series 2019-1, Class A1, 2.941%, 6/25/2049[1,2,5]	192,119
903,792	Thacher Park CLO Ltd. Series 2014-1A, Class AR, 3.438% (3-Month USD Libor+116 basis points), 10/20/2026[1,2,3]	904,570
	Verizon Owner Trust
36,216	Series 2016-2A, Class A, 1.680%, 5/20/2021[1,2]	36,196
422,036	Series 2017-2A, Class A, 1.920%, 12/20/2021[1,2]	421,673

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$184,121	West CLO Ltd. Series 2014-2A, Class A1AR, 3.192% (3-Month USD Libor+87 basis points), 1/16/2027[1,2,3]	$183,812
	World Omni Auto Receivables Trust
102,982	Series 2016-A, Class A3, 1.770%, 9/15/2021[1]	102,897
220,313	Series 2018-D, Class A2A, 3.010%, 4/15/2022[1]	221,213
281,621	Series 2017-A, Class A3, 1.930%, 9/15/2022[1]	281,494
	World Omni Automobile Lease Securitization Trust
88,854	Series 2019-B, Class A1, 2.151%, 8/17/2020[1]	88,860
124,417	Series 2018-B, Class A2B, 2.208% (1-Month USD Libor+18 basis points), 6/15/2021[1,3]	124,392
47,853	Series 2018-B, Class A2A, 2.960%, 6/15/2021[1]	48,026
125,000	Series 2019-B, Class A2A, 2.050%, 7/15/2022[1]	124,998
	Total Asset-Backed Securities
	(Cost $16,935,157)	16,947,456
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 2.858% (1-Month USD Libor+83 basis points), 12/15/2036[1,2,3]	299,664
300,000	Series 2019-SST2, Class A, 2.948% (1-Month USD Libor+92 basis points), 12/15/2036[1,2,3]	299,943
21,646	COMM Mortgage Trust Series 2014-FL5, Class B, 4.178% (1-Month USD Libor+215 basis points), 10/15/2031[1,2,3]	21,668
	Government National Mortgage Association
352,033	Series 2013-179, Class A, 1.800%, 7/16/2037[1]	349,044
114,867	Series 2013-12, Class A, 1.410%, 10/16/2042[1]	113,216
250,000	Hilton Orlando Trust Series 2018-ORL, Class B, 3.078% (1-Month USD Libor+105 basis points), 12/15/2034[2,3]	250,116
124,102	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.450% (1-Month USD Libor+40 basis points), 3/11/2020[1,3]	124,116
	Total Commercial Mortgage-Backed Securities
	(Cost $1,457,281)	1,457,767
	CORPORATE — 32.2%
	COMMUNICATIONS — 2.7%
275,000	AT&T, Inc. 2.953% (3-Month USD Libor+65 basis points), 1/15/2020[3]	275,417
265,000	Comcast Corp. 2.649% (3-Month USD Libor+33 basis points), 10/1/2020[3]	265,496

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$325,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	$328,869
250,000	Time Warner Cable LLC 4.125%, 2/15/2021[1]	254,555
		1,124,337
	CONSUMER, CYCLICAL — 4.6%
325,000	American Honda Finance Corp. 2.000%, 2/14/2020	324,986
	BMW U.S. Capital LLC
170,000	2.676% (3-Month USD Libor+50 basis points), 8/13/2021[2,3]	170,408
90,000	3.150%, 4/18/2024[1,2]	93,304
275,000	Daimler Finance North America LLC 2.886% (3-Month USD Libor+62 basis points), 10/30/2019[2,3]	275,171
50,000	Dollar Tree, Inc. 3.003% (3-Month USD Libor+70 basis points), 4/17/2020[1,3]	50,009
150,000	Ford Motor Credit Co. LLC 2.343%, 11/2/2020	149,143
75,000	Hyundai Capital America 3.243% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	75,107
	Nissan Motor Acceptance Corp.
250,000	2.693% (3-Month USD Libor+39 basis points), 7/13/2020[2,3]	250,060
85,000	2.789% (3-Month USD Libor+63 basis points), 9/21/2021[2,3]	85,019
200,000	Starbucks Corp. 2.100%, 2/4/2021[1]	200,237
260,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020[2]	264,277
		1,937,721
	CONSUMER, NON-CYCLICAL — 3.4%
250,000	Amgen, Inc. 2.125%, 5/1/2020[1]	249,936
325,000	Anthem, Inc. 4.350%, 8/15/2020	331,413
275,000	Cardinal Health, Inc. 4.625%, 12/15/2020	282,326
60,000	McKesson Corp. 3.650%, 11/30/2020	60,991
250,000	Mondelez International Holdings Netherlands B.V. 2.866% (3-Month USD Libor+61 basis points), 10/28/2019[2,3,6]	250,130
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	210,634

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$50,000	UnitedHealth Group, Inc. 2.379% (3-Month USD Libor+26 basis points), 6/15/2021[3]	$49,940
		1,435,370
	ENERGY — 3.7%
	Enbridge, Inc.
250,000	2.738% (3-Month USD Libor+40 basis points), 1/10/2020[3,6]	250,053
250,000	2.819% (3-Month USD Libor+70 basis points), 6/15/2020[3,6]	250,474
250,000	Kinder Morgan Energy Partners LP 6.850%, 2/15/2020	254,215
	Occidental Petroleum Corp.
222,000	4.100%, 2/1/2021[1]	226,377
35,000	2.600%, 8/13/2021	35,239
20,000	3.437% (3-Month USD Libor+125 basis points), 8/13/2021[1,3]	20,122
270,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[2]	274,388
250,000	Spectra Energy Partners LP 2.827% (3-Month USD Libor+70 basis points), 6/5/2020[3]	250,497
		1,561,365
	FINANCIAL — 8.4%
250,000	Air Lease Corp. 3.500%, 1/15/2022	256,503
	American Express Co.
206,000	2.596% (3-Month USD Libor+33 basis points), 10/30/2020[1,3]	206,282
250,000	3.000%, 2/22/2021[1]	253,281
190,000	Avolon Holdings Funding Ltd. 3.625%, 5/1/2022[1,2,6]	192,784
275,000	BB&T Corp. 2.450%, 1/15/2020[1]	275,195
250,000	Capital One Financial Corp. 2.500%, 5/12/2020[1]	250,470
325,000	Citigroup, Inc. 2.450%, 1/10/2020[1]	325,236
325,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[6]	325,917
40,000	Goldman Sachs Bank USA/New York NY 3.200%, 6/5/2020	40,310
	Goldman Sachs Group, Inc.
250,000	2.927% (3-Month USD Libor+80 basis points), 12/13/2019[3]	250,343
160,000	2.600%, 12/27/2020[1]	160,201

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Morgan Stanley
$210,000	2.650%, 1/27/2020	$210,390
250,000	2.800%, 6/16/2020	251,294
250,000	PNC Bank N.A. 2.528% (3-Month USD Libor+25 basis points), 1/22/2021[3]	250,203
65,000	Toronto-Dominion Bank 2.399% (3-Month USD Libor+26 basis points), 9/17/2020[3,6]	65,130
240,000	Wells Fargo & Co. 2.500%, 3/4/2021	241,170
		3,554,709
	INDUSTRIAL — 4.0%
	Caterpillar Financial Services Corp.
250,000	2.000%, 3/5/2020	250,088
70,000	2.338% (3-Month USD Libor+18 basis points), 5/15/2020[3]	70,058
75,000	2.382% (3-Month USD Libor+28 basis points), 9/7/2021[3]	75,010
200,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	205,684
250,000	FedEx Corp. 3.400%, 1/14/2022	256,425
250,000	Textron, Inc. 2.731% (3-Month USD Libor+55 basis points), 11/10/2020[1,3]	249,931
250,000	United Technologies Corp. 4.500%, 4/15/2020	253,097
	Vulcan Materials Co.
250,000	2.719% (3-Month USD Libor+60 basis points), 6/15/2020[3]	250,171
100,000	2.782% (3-Month USD Libor+65 basis points), 3/1/2021[3]	100,111
		1,710,575
	TECHNOLOGY — 1.3%
325,000	Fiserv, Inc. 2.700%, 6/1/2020[1]	325,901
30,000	Hewlett Packard Enterprise Co. 3.009% (3-Month USD Libor+72 basis points), 10/5/2021[1,3]	30,003
	International Business Machines Corp.
100,000	2.576% (3-Month USD Libor+40 basis points), 5/13/2021[3]	100,419
100,000	2.800%, 5/13/2021	101,365
		557,688
	UTILITIES — 4.1%
285,000	Ameren Corp. 2.700%, 11/15/2020[1]	286,556

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$225,000	Consolidated Edison Co. of New York, Inc. 2.506% (3-Month USD Libor+40 basis points), 6/25/2021[3]	$225,826
250,000	Dominion Energy, Inc. 2.579%, 7/1/2020	250,596
300,000	Georgia Power Co. 2.000%, 3/30/2020	299,736
110,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	110,726
	Sempra Energy
240,000	2.400%, 3/15/2020[1]	240,133
300,000	2.569% (3-Month USD Libor+45 basis points), 3/15/2021[3]	299,106
		1,712,679
	Total Corporate
	(Cost $13,522,798)	13,594,444
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
	COLT Mortgage Loan Trust
286,085	Series 2018-1, Class A1, 2.930%, 2/25/2048[1,2,5]	286,639
261,150	Series 2018-2, Class A1, 3.470%, 7/27/2048[1,2,5]	262,693
68,219	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[1,2,5]	68,722
	FDIC Guaranteed Notes Trust
56,548	Series 2010-S4, Class A, 2.802% (1-Month USD Libor+72 basis points), 12/4/2020[1,2,3]	56,467
54,955	Series 2010-S2, Class 1A, 2.612% (1-Month USD Libor+50 basis points), 11/29/2037[1,2,3]	54,919
133,910	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	134,258
51,376	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[1,2]	50,869
138,086	Finance of America Structured Securities Trust Series 2019-HB1, Class A, 3.279%, 4/25/2029[1,2,5]	139,085
70,769	Freddie Mac REMICS Series 4002, Class DB, 2.000%, 3/15/2030	70,648
155,951	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M2, 3.318% (1-Month USD Libor+130 basis points), 3/25/2029[1,3]	156,403
	Nationstar HECM Loan Trust
148,981	Series 2018-3A, Class A, 3.555%, 11/25/2028[1,2,5]	150,303
78,071	Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,5]	78,289
100,000	Series 2019-1A, Class M1, 2.664%, 6/25/2029[1,2,5]	100,582
109,128	New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1, 3.600%, 4/25/2049[1,2,5]	110,850

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	RMF Buyout Issuance Trust
$158,058	Series 2019-1, Class A, 2.475%, 7/25/2029[1,2,5]	$158,422
200,000	Series 2019-1, Class M1, 2.521%, 7/25/2029[1,2,5]	200,828
132,777	Towd Point HE Trust Series 2019-HE1, Class A1, 2.918% (1-Month USD Libor+90 basis points), 4/25/2048[1,2,3]	133,124
182,322	Verus Securitization Trust Series 2019-INV1, Class A1, 3.402%, 12/25/2059[1,2,5]	184,284
	Total Residential Mortgage-Backed Securities
	(Cost $2,384,923)	2,397,385
	U.S. GOVERNMENT — 7.1%
	United States Treasury Bill
200,000	2.155%, 10/10/2019	199,911
2,800,000	1.891%, 11/14/2019	2,793,849
	Total U.S. Government
	(Cost $2,993,527)	2,993,760
	Total Bonds
	(Cost $37,293,686)	37,390,812
	COMMERCIAL PAPER — 10.5%
350,000	Boston Scientific Corp. 2.400%, 10/15/2019	349,671
250,000	Campbell Soup Co. 2.370%, 10/23/2019	249,641
250,000	CenterPoint Energy, Inc. 2.210%, 10/2/2019	249,970
250,000	Cigna Corp. 2.240%, 10/2/2019	249,967
300,000	Dominion Energy, Inc. 2.230%, 10/28/2019	299,472
300,000	DuPont de Nemours, Inc. 2.210%, 11/25/2019	298,947
500,000	Ford Motor Credit Co. 2.500%, 10/1/2019	499,962
250,000	Keurig Dr Pepper, Inc. 2.230%, 10/25/2019	249,609
250,000	Marriott International, Inc. 2.250%, 10/15/2019	249,765
250,000	NextEra Energy, Inc. 2.300%, 10/10/2019	249,839
	Nissan Motor Co., Ltd.
250,000	2.240%, 10/24/2019	249,646

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$250,000	2.230%, 12/5/2019	$248,992
	Oglethorpe Power Corp
250,000	2.250%, 10/16/2019	249,736
250,000	2.350%, 10/30/2019	249,512
250,000	Royal Caribbean Cruises, Ltd. 2.270%, 10/29/2019	249,544
250,000	Sherwin Williams Co. 2.500%, 10/17/2019	249,749
	Total Commercial Paper
	(Cost $4,444,240)	4,444,022

Number of Shares
	SHORT-TERM INVESTMENTS — 0.8%
4,233	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.812%[7,8]	4,233
319,252	Federated Treasury Obligations Fund - Institutional Class, 1.822%[8]	319,252
	Total Short-Term Investments
	(Cost $323,485)	323,485
	TOTAL INVESTMENTS — 99.8%
	(Cost $42,061,411)	42,158,319

	Other Assets in Excess of Liabilities — 0.2%	82,074
	TOTAL NET ASSETS — 100.0%	$42,240,393

[1]	Callable.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,964,175 which represents 35.4% of Net Assets.

[3]	Floating rate security.

[4]	Step rate security.

[5]	Variable rate security.

[6]	Foreign security denominated in U.S. Dollars.

[7]	All or a portion of this security is segregated as collateral for securities sold short.

[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income and capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Funds purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

(e) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Funds are valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market its open futures positions. The Funds also are required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Funds. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Funds realize a capital gain, or if it is more, the Funds realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Funds realize a capital gain, or if it is less, the Funds realize a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$624,368,372	$42,061,850

Gross unrealized appreciation	$2,650,876	$121,705
Gross unrealized depreciation	(3,397,670)	(25,236)

Net unrealized appreciation on investments	$(746,794)	$96,469

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3	Total
Investments
Bank Loans	$-	$57,768,086	$-	$57,768,086
Bonds
Asset-Backed Securities	-	291,880,161	1,900,000	293,780,161
Commercial Mortgage-Backed Securities	-	40,711,221	-	40,711,221
Corporate**	-	147,878,002	-	147,878,002
U.S. Government	-	24,457,568	-	24,457,568
Commercial Paper	-	71,563,776	-	71,563,776
Purchased Option Contracts	-	25,685	-	25,685
Short-Term Investments	6,241,533	-	-	6,241,533
Total Investments	$6,241,533	$636,184,499	$1,900,000	$642,426,032

Securities Sold Short
Bonds
U.S. Government	$-	$18,804,454	$-	$18,804,454
Total Securities Sold Short	$-	$18,804,454	$-	$18,804,454

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Asset-Backed Securities	$-	$16,947,456	$-	$16,947,456
Commercial Mortgage-Backed Securities	-	1,457,767	-	1,457,767
Corporate**	-	13,594,444	-	13,594,444
Residential Mortgage-Backed Securities	-	2,397,385	-	2,397,385
U.S. Government	-	2,993,760	-	2,993,760
Commercial Paper	-	4,444,022	-	4,444,022
Short-Term Investments	323,485	-	-	323,485
Total Investments	$323,485	$41,834,834	$-	$42,158,319

Palmer Square Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

*	The Ultra-Short Duration Fund held no Level 3 securities at period end.

**	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund respectively.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Balance as of June 30, 2019	$8,087,610	$700,871
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(6,617,938)	(566,074)
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	1,580	165
Net purchases	1,900,000	-
Net sales	(1,471,252)	-
Principal paydown	-	(134,962)
Amortization	-	-
Balance as of September 30, 2019	$1,900,000	$-

As of the period ended September 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Funds’ net assets and therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2019

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2019